BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 15.5%
30,030	Rolls-Royce Holdings plc(a)	$ 290,323
422	Safran S.A.	110,315
194	TransDigm Group, Inc.	268,358
		668,996
	ASSET MANAGEMENT - 7.4%
742	Apollo Global Management, Inc., Class A	101,609
1,944	Charles Schwab Corporation (The)	152,176
582	KKR & Company, Inc.	67,285
		321,070
	AUTOMOTIVE - 2.5%
77	Rheinmetall A.G.	109,709

	BANKING - 7.1%
27,958	Banco Santander S.A.	187,122
2,685	Societe Generale S.A.	120,046
		307,168
	E-COMMERCE DISCRETIONARY - 7.4%
967	Amazon.com, Inc.(a)	183,981
6,191	Coupang, Inc.(a)	135,769
		319,750
	HOUSEHOLD PRODUCTS - 5.5%
47,606	Haleon plc	240,445

	INSTITUTIONAL FINANCIAL SERVICES - 10.3%
1,201	Intercontinental Exchange, Inc.	207,172
1,516	London Stock Exchange Group PLC	224,248
38	LPL Financial Holdings, Inc.	12,431
		443,851
	INTERNET MEDIA & SERVICES - 10.1%
311	Meta Platforms, Inc., Class A	179,248
1,609	Tencent Holdings Ltd.	102,719
2,397	Tencent Holdings Ltd.	153,119
		435,086

BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	MACHINERY - 6.7%
1,881	Crane Company	$ 288,132

	PUBLISHING & BROADCASTING - 7.6%
3,644	Liberty Media Corp-Liberty Formula One(a)	327,996

	RETAIL - DISCRETIONARY - 3.4%
613	Burlington Stores, Inc.(a)	146,096

	SOFTWARE - 5.6%
518	SAP S.E.	136,753
389	SAP S.E.	104,423
		241,176
	TRANSPORTATION & LOGISTICS - 3.9%
863	DSV A/S	166,497

	WHOLESALE - CONSUMER STAPLES - 5.0%
2,717	Performance Food Group Company(a)	213,638

	TOTAL COMMON STOCKS (Cost $4,268,021)	4,229,610

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
31,024	Goldman Sachs Financial Square Government Fund, Class FST, 4.22% (Cost $31,024)(b)	31,024

	TOTAL INVESTMENTS - 98.7% (Cost $4,298,045)	$ 4,260,634
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%	55,072
	NET ASSETS - 100.0%	$ 4,315,706

A.G.	- Aktiengesellschaft
A/S	- Aktieselskab
LTD	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.E..	- Société Europeae

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.